Other long-term liabilities - Schedule of Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Long-Term Liabilities [Line Items]
Long term obligations under capital lease	$ 651,591	$ 620,512
Accrued liabilities		400
Other long-term liabilities	651,591	620,912
Current portion	(38,542)	(37,649)
Total other long-term liabilities	$ 613,049	$ 583,263